Income tax (Schedule of Expiring Dates for Tax Losses) (Details)	Dec. 31, 2023 USD ($)
2024
Disclosure Of Income tax [Line Items]
Tax losses	$ 2,551,000
2025
Disclosure Of Income tax [Line Items]
Tax losses	939,000
2026
Disclosure Of Income tax [Line Items]
Tax losses	2,297,000
2027
Disclosure Of Income tax [Line Items]
Tax losses	927,000
2028
Disclosure Of Income tax [Line Items]
Tax losses	$ 3,267,000